MARKETABLE SECURITIES (Schedule of Marketable Securities With Contractual Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	$ 72,742	$ 87,310
Gross unrealized losses, less than one year	(72)	(984)
Gross unrealized gains, less than one year	324	46
Market Value, less than one year	72,994	86,372
Adjusted cost, over one year through three years	29,672	33,191
Gross unrealized losses, over one year through three years	(173)	(396)
Gross unrealized gains, over one through three years	24	50
Market Value, over one year through three years	29,523	32,845
Adjusted cost, greater than three years	0	288
Gross unrealized losses, greater than three years	0	(2)
Gross unrealized gains, greater than three years	0	0
Market value, greater than three years	0	286
Foreign banks and government debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	0	36,891
Gross unrealized losses, less than one year	0	(312)
Gross unrealized gains, less than one year	0	45
Market Value, less than one year	0	36,624
Adjusted cost, over one year through three years	1,888	16,883
Gross unrealized losses, over one year through three years	(8)	(132)
Gross unrealized gains, over one through three years	7	38
Market Value, over one year through three years	1,887	16,789
Adjusted cost, greater than three years	0	288
Gross unrealized losses, greater than three years	0	(2)
Gross unrealized gains, greater than three years	0	0
Market value, greater than three years	0	286
US Government Agencies Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	3,780	0
Gross unrealized losses, less than one year	0	0
Gross unrealized gains, less than one year	2	0
Market Value, less than one year	3,782	0
Adjusted cost, over one year through three years	0	0
Gross unrealized losses, over one year through three years	0	0
Gross unrealized gains, over one through three years	0	0
Market Value, over one year through three years	0	0
Adjusted cost, greater than three years	0	0
Gross unrealized losses, greater than three years	0	0
Gross unrealized gains, greater than three years	0	0
Market value, greater than three years	0	0
Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	68,962	50,419
Gross unrealized losses, less than one year	(72)	(672)
Gross unrealized gains, less than one year	322	1
Market Value, less than one year	69,212	49,748
Adjusted cost, over one year through three years	27,784	16,308
Gross unrealized losses, over one year through three years	(165)	(264)
Gross unrealized gains, over one through three years	17	12
Market Value, over one year through three years	27,636	16,056
Adjusted cost, greater than three years	0	0
Gross unrealized losses, greater than three years	0	0
Gross unrealized gains, greater than three years	0	0
Market value, greater than three years	$ 0	$ 0